CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions		Total		Equity - Attributa ble to Owners of the parent	Share capital	Retained earnings and other reserves [1]	Cash flow hedge reserve	Remeasurement of the fair value of financial assets	Actuarial gains and losses on pension obligations plans	Effect of change in exchange rates	Cumulative share of OCI of equity method investees	Non-controlling interests
Equity, beginning balance at Dec. 31, 2018		€ 19,596		€ 17,087	€ 19	€ 17,413	€ 37	€ 0	€ 146	€ (598)	€ 70	€ 2,509
Dividend distributions		(830)		(697)		(697)						(133)
Share-based compensation		52		44	1	43						8
Net profit		3,584	[2]	3,201		3,201						383
Other comprehensive income		66		60			(38)		231	(99)	(34)	6
Termination of Dongfeng repurchase agreement		(684)		(684)		(684)
Other changes	[3]	17		63		63						(46)
Equity, ending balance at Dec. 31, 2019		21,801		19,074	20	19,339	(1)	0	377	(697)	36	2,727
Dividend distributions		(37)		0								(37)
Share-based compensation		51		41		41						10
Net profit		2,023	[2]	2,173		2,173						(150)
Other comprehensive income		(809)		(583)			75		(106)	(465)	(87)	(226)
Termination of Dongfeng repurchase agreement		446		446		446
Other changes	[3]	92		98		98						(6)
Faurecia distributions		306		44		44						262
Equity, ending balance at Dec. 31, 2020		23,873	[4]	21,293	20	22,141	74	0	271	(1,162)	(51)	2,580
Equity, beginning balance at Dec. 31, 2020		23,873	[4]	21,293	20	22,141	74	0	271	(1,162)	(51)	2,580
Share-based compensation		221		221		221
Net profit		14,208		14,200		14,200						8
Other comprehensive income		3,826		3,820			95	6	1,759	2,000	(40)	6
Other changes	[3]	505		301		271	30					204
FCA - PSA merger		19,896		19,837	11	19,826						59
Faurecia loss of control and distribution		(5,222)		(2,765)		(2,883)				118		(2,457)
Distributions (not dividends)		(1,000)		(1,000)		(1,000)
Equity, ending balance at Dec. 31, 2021		€ 56,307		€ 55,907	€ 31	€ 52,776	€ 199	€ 6	€ 2,030	€ 956	€ (91)	€ 400

[1]	Refer to Note 27 - Equity.
[2]	Refer to Note 3, Scope of consolidation
[3]	Includes primarily the impact of the reduction in ownership of ARAMIS upon an IPO resulting in €178 million recognized as an increase in non-controlling interest and €121 million recognized as additional retained earnings at December 31, 2021. Refer to Note 27, Equity. Includes also €30 million (nil at December 31, 2020 and at December 2019) of deferred hedging gains transferred to inventory, net of tax.
[4]	Refer to Note 3, Scope of consolidation